Initial Public Offering	8 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Predecessor Company
Initial Public Offering [Line Items]
Initial Public Offering
Note 3 — Initial Public Offering
On July 22, 2019, the Company sold 45,000,000 Units, including 5,000,000 Over-Allotment Units, at a price of $10.00 per Unit, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions.
Each Unit consists of one share of Class A common stock and
one-fourth
of one redeemable warrant (each, a “
Public Warrant
”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3 — Initial Public Offering
On July 22, 2019, the Company sold 45,000,000 Units, including 5,000,000 Over-Allotment Units, at a price of $10.00 per Unit, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions.
Each Unit consists of one share of Class A common stock and
one-fourth
of one redeemable warrant (each, a “
Public Warrant
”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).